Prepaid Expenses	12 Months Ended
Dec. 31, 2025
Prepaid Expenses [Abstract]
Prepaid expenses

9. Prepaid expenses

The amount recognized on December 31, 2025 as prepaid expenses was R$ 273,755 (R$ 141,805 on December 31, 2024). The increase was primarily driven by payments made in advance for software for application performance improvement (which will be recognized as expenses as the corresponding goods or services are received) and transaction expenses associated with legal and financial advisory which will be recognized as expenses or deducted from the proceeds of any stock issuances if and when they occur.